As filed with the Securities and Exchange Commission
on April 13, 2012
Registration No. 333-178555

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No. ___
☑	Post-Effective Amendment No. 1
(Check appropriate box or boxes)

HIGHMARK FUNDS
(Exact Name of Registrant as Specified in Charter)

350 California Street, Suite 1600
San Francisco, CA 94104
(Address of principal executive offices) (zip)

Registrant's telephone number, including area code:  (800) 433-6884

Name and address of agent for service:
John M. Loder, Esq.
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111
____________________

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding the final tax opinion as an exhibit to the Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A:  INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of the Registration Statement on Form N-14 of HighMark Funds (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 16, 2011, as supplemented January 26, 2012 (File No. 333-178555).

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on December 16, 2011, as supplemented January 26, 2012 (File No. 333-178555).

PART C: OTHER INFORMATION

ITEM 15.     INDEMNIFICATION

Article IX, Section 9.2 of the Registrant’s Declaration of Trust, filed or incorporated by reference as Exhibit (a) hereto, provides for the indemnification of Registrant’s trustees and officers. Indemnification of the Registrant’s principal underwriter, custodian, investment adviser, administrator and transfer agent is provided for, respectively, in Section 12 of the Distribution Agreement, filed or incorporated by reference as Exhibit (e) hereto, Section 19 of the Custodian Agreement, filed or incorporated by reference as Exhibit (g) hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit (d)(1) hereto, Section 4 of the Administrative Services Agreement, filed or incorporated by reference as Exhibit (h)(1) hereto and Section 8 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit (h)(6) hereto. Registrant has obtained from a major insurance carrier a trustees and officers’ liability policy covering certain types of errors and omissions.  In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.     EXHIBITS

(1)	(a)
Declaration of Trust, dated March 18, 2010, is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(b)
Amendment to Declaration of Trust, dated June 24, 2010, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(2)
Amended and Restated Code of Regulations, effective as of June 24, 2010, is incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(3)	None

(4)	Form of Agreement and Plan of Reorganization – Exhibit A to Prospectus/Proxy Statement contained in Part A of this Registration Statement.

(5)	(a)
Portions of the Declaration of Trust relating to shareholders’ rights, is incorporated by reference to Exhibit (c)(1) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(b)
Portions of the Amended and Restated Code of Regulations relating to shareholders’ rights, is incorporated by reference to Exhibit (c)(2) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(6)	(a)
Investment Advisory Agreement between Registrant and HighMark Capital Management, Inc., dated as of September 1, 1998 (the “Investment Advisory Agreement”), is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant’s Registration Statement on Form N-1A.

(b)
Amendment No. 1 to the Investment Advisory Agreement, dated and made effective as of April 9, 2009, is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(c)
Amended and Restated Schedule A to the Investment Advisory Agreement, effective as of December 1, 2011, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 74 (filed November 22, 2010) to Registrant’s Registration Statement on Form N-1A.

(e)
Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund, dated and made effective as of June 1, 2011, is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 68 (filed July 25, 2011) to Registrant’s Registration Statement on Form N-1A.

(f)
Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, dated and made effective as of June 1, 2011, is incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 68 (filed July 25, 2011) to Registrant’s Registration Statement on Form N-1A.

(g)
Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, dated and made effective as of June 1, 2011, is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 68 (filed July 25, 2011) to Registrant’s Registration Statement on Form N-1A.

(h)
Amended and Restated Schedule A to the Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, effective as of December 1, 2011, is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 (filed November 22, 2010) to Registrant’s Registration Statement on Form N-1A.

(i)
Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Lotsoff Capital Management, LLC (formerly known as Ziegler Capital Management, LLC), relating to HighMark Equity Income Fund, effective as of October 8, 2010, is incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 66 (filed November 24, 2010) to Registrant’s Registration Statement on Form N-1A.

(j)
Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Lotsoff Capital Management, LLC (formerly known as Ziegler Capital Management, LLC), relating to HighMark NYSE Arca Tech 100 Index Fund, effective as of October 18, 2010, is incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 66 (filed November 24, 2010) to Registrant’s Registration Statement on Form N-1A.

(k)
Sub-Advisory Agreement between HighMark Capital Management, Inc. and Ziegler Lotsoff Capital Management, LLC (formerly known as Ziegler Capital Management, LLC), relating to HighMark Wisconsin Tax-Exempt Fund, effective as of October 8, 2010, is incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 66 (filed November 24, 2010) to Registrant’s Registration Statement on Form N-1A.

(l)
Sub-Advisory Agreement between HighMark Capital Management, Inc. and Geneva Capital Management Ltd., relating to HighMark Geneva Mid Cap Growth Fund (formerly known as HighMark Geneva Growth Fund), effective as of June 8, 2009, is incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

(m)
Sub-Advisory Agreement between HighMark Capital Management, Inc. and Geneva Capital Management Ltd., relating to HighMark Geneva Small Cap Growth Fund, effective as of June 8, 2009, is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

(7)	(a)
Amended and Restated Underwriting Agreement between the Registrant and HighMark Funds Distributors, Inc., effective as of July 1, 2010 (the “Underwriting Agreement”), is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 62 (filed September 10, 2010) to Registrant’s Registration Statement on Form N-1A.

(b)
Amended and Restated Exhibit A to the Underwriting Agreement, dated as of October 31, 2011, is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 74 (filed November 22, 2010) to Registrant’s Registration Statement on Form N-1A.

(8)	None.

(9)	(a)
Custodian Agreement between Registrant and Union Bank, N.A. (formerly Union Bank of California, N.A.), dated as of December 5, 2001 (the “Custodian Agreement”), is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 37 (filed September 27, 2002) to Registrant’s Registration Statement on Form N-1A.

(b)
Amendment to the Custodian Agreement, dated as of December 27, 2007, is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant’s Registration Statement on Form N-1A.

(c)
Amendment Number 1 to the Custodian Agreement, dated as of October 8, 2009, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 61 (filed November 25, 2009) to Registrant’s Registration Statement on Form N-1A.

(d)
Amended and Restated Appendix B to the Custodian Agreement, effective as of October 31, 2011, is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 74 (filed November 22, 2010) to Registrant’s Registration Statement on Form N-1A.

(10)	(a)
Restated Distribution Plan with respect to Class A Shares, dated December 13, 2007, is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant’s Registration Statement on Form N-1A.

(b)
Amended Class B Distribution Plan, dated June 18, 2003, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant’s Registration Statement on Form N-1A.

(c)
Distribution and Shareholder Services Plan with respect to Class C Shares, effective as of January 1, 2008, is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant’s Registration Statement on Form N-1A.

(d)
Distribution Plan with respect to Class S Shares, dated December 11, 2008, is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 28 (filed September 20, 1999) to Registrant’s Registration Statement on Form N-1A.

(e)
Amended Multiple Class Plan for HighMark Funds, modified by the Board of Trustees on June 30, 2011 (the “Multiple Class Plan”), is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 68 (filed July 25, 2011) to Registrant’s Registration Statement on Form N-1A.

(f)
Schedule A to the Multiple Class Plan, as amended October 31, 2011, is incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 74 (filed November 22, 2010) to Registrant’s Registration Statement on Form N-1A.

(11)	Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (11) to the Registrant’s Registration Statement on Form N-14 (filed December 16, 2011).

(12)	Opinion of Counsel as to tax matters is filed herewith.

(13)	(a)
Amended and Restated Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of December 10, 2007 (the “Administrative Services Agreement”), is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant’s Registration Statement on Form N-1A.

(b)
Amended and Restated Schedule A to the Administrative Services Agreement, effective as of October 31, 2011, is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 74 (filed November 22, 2010) to Registrant’s Registration Statement on Form N-1A.

(c)
Amended and Restated Schedule B to the Administrative Services Agreement, effective as of December 1, 2009, is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 61 (filed November 25, 2009) to Registrant’s Registration Statement on Form N-1A.

(d)
Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and BNY Mellon Investment Servicing (US) Inc. (then known as PNC Global Investment Servicing (U.S.) Inc.), effective as of December 3, 2007 (the “Sub-Administration and Accounting Services Agreement”), is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 54 (filed April 25, 2008) to Registrant’s Registration Statement on Form N-1A.

(e)
Amended and Restated Exhibit A to the Sub-Administration and Accounting Services Agreement, dated as of October 31, 2011, is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 74 (filed November 22, 2010) to Registrant’s Registration Statement on Form N-1A.

(f)
Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc., dated as of August 1, 2009 (the “Transfer Agency and Service Agreement”), is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

(g)
Amended and Restated Schedule A to the Transfer Agency and Service Agreement, effective as of October 31, 2011, is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 74 (filed November 22, 2010) to Registrant’s Registration Statement on Form N-1A.

(h)
Shareholder Servicing Plan with respect to Class A Shares, effective as of December 11, 2008, is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 60 (filed September 29, 2009) to Registrant’s Registration Statement on Form N-1A.

(i)
Shareholder Service Plan with respect to Class B Shares, effective December 8, 1999, is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant’s Registration Statement on Form N-1A.

(j)
Shareholder Service Plan and Agreement with respect to Fiduciary Shares, effective July 1, 2006, is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant’s Registration Statement on Form N-1A.

(k)
First Amendment to Shareholder Service Plan and Agreement with respect to Fiduciary Shares, effective as of July 1, 2006, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant’s Registration Statement on Form N-1A.

(14)	Consent of Deloitte & Touche LLP is incorporated by reference to Exhibit (14) to the Registrant’s Registration Statement on Form N-14 (filed December 16, 2011).

(15)	None

(16)	Executed Power of Attorney is incorporated by reference to Exhibit (16) to the Registrant’s Registration Statement on Form N-14 (filed December 16, 2011).

(17)	None.

ITEM 17.	UNDERTAKINGS

(1)
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

The names “HighMark Funds” and “Trustees of HighMark Funds” refers respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

SIGNATURES

As required by the Securities Act of 1933 (the “Securities Act”), the Registrant, HighMark Funds, certifies that it meets all of the requirements for effectiveness of this registration statement on Form N-14 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 under the Securities Act to be signed on its behalf by the undersigned, thereto duly authorized, in the city of San Francisco and State of California, on the 13th day of April, 2012.

HighMark Funds

By:	/s/ Earle A. Malm II
Earle A. Malm II
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the registration statement on Form N-14 of HighMark Funds has been signed by the following persons in the capacities and on the dates indicated:

Signature	Capacity	Date

/S/ EARLE A. MALM II	President (Principal Executive Officer), Trustee	April 13, 2012
Earle A. Malm II

/S/ PAMELA O’DONNELL	Vice President, Treasurer and Chief Financial Officer	April 13, 2012
Pamela O’Donnell

*/S/ DAVID E. BENKERT	Trustee	April 13, 2012
David E. Benkert

*/S/ THOMAS L. BRAJE	Trustee	April 13, 2012
Thomas L. Braje

*/S/ EVELYN DILSAVER	Trustee	April 13, 2012
Evelyn Dilsaver

*/S/ DAVID A. GOLDFARB	Trustee	April 13, 2012
David A. Goldfarb

*/S/ MICHAEL L. NOEL	Trustee	April 13, 2012
Michael L. Noel

*/S/ MINDY M. POSOFF	Trustee	April 13, 2012
Mindy M. Posoff

*By:	/s/ Earle A. Malm II
Earle A. Malm II
Attorney-In-Fact, pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Exhibit No.	Description

(12)	Opinion of Counsel as to tax matters